1933 Act/Rule 497(e)

December 5, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Virtus Insight Trust
File Nos. 033-64915 and 811-07447

To the Commission Staff:

On behalf of Virtus Insight Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(e) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus for Virtus Emerging Markets Opportunities Fund, Virtus Low Duration Income Fund and Virtus Tax-Exempt Bond Fund (the “Funds”) as filed under Rule 497(e) on December 1, 2014. The purpose of this filing is to submit the 497(e) filing dated December 1, 2014 in XBRL for the Funds.

Please contact Ann Flood at (860) 263-4746, or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Sincerely,

/s/ Kevin J. Carr

Kevin J. Carr

Vice President, Counsel and

Chief Legal Officer

Virtus Mutual Funds

cc: Ann Flood